Cromwell Tran Focus Fund
Schedules of Investments
March 31, 2026 (Unaudited)
1
Shares Value
COMMON STOCKS - 97 .2%
Aerospace & Defense - 9 .3%
ATI, Inc.
(a)
............................................................................. 7,850 $ 1,141,861
BWX Technologies, Inc. ................................................................ 4,437 907,322
2,049,183
Capital Markets - 2 .4%
LPL Financial Holdings, Inc. ............................................................ 1,810 544,502
Chemicals - 7 .1%
Air Products and Chemicals, Inc. ......................................................... 1,975 573,718
International Flavors & Fragrances, Inc. .................................................. 13,762 998,433
1,572,151
Construction Materials - 5 .3%
Martin Marietta Materials, Inc. .......................................................... 2,001 1,177,949
Electrical Equipment - 10 .6%
Bloom Energy Corp. - Class A
(a)
.......................................................... 3,350 453,892
GE Vernova, Inc. ...................................................................... 1,700 1,483,930
Vertiv Holdings Co. - Class A ............................................................ 1,592 398,923
2,336,745
Health Care Providers & Services - 2 .3%
Tenet Healthcare Corp.
(a)
............................................................... 2,670 503,856
Independent Power and Renewable Electricity Producers - 4 .5%
Talen Energy Corp.
(a)
.................................................................. 3,100 989,613
Insurance - 2 .0%
Markel Group, Inc.
(a)
................................................................... 235 449,806
Interactive Media & Services - 2 .0%
Meta Platforms, Inc. - Class A .......................................................... 775 443,401
Life Sciences Tools & Services - 9 .0%
Avantor, Inc.
(a)
......................................................................... 86,200 675,808
Danaher Corp. ........................................................................ 6,900 1,308,240
1,984,048
Metals & Mining - 2 .5%
Elemental Royalty Corp. ................................................................ 18,500 348,540
Snowline Gold Corp.
(a)
.................................................................. 20,000 199,270
547,810

Cromwell Tran Focus Fund
Schedules of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Shares Value
COMMON STOCKS - (Continued)
Oil, Gas & Consumable Fuels - 7 .4%
Phillips 66 ............................................................................ 4,500 $ 819,810
Texas Pacific Land Corp. ............................................................... 875 415,240
Venture Global, Inc. - Class A ........................................................... 25,300 398,728
1,633,778
Semiconductors & Semiconductor Equipment - 8 .0%
ARM Holdings PLC - ADR
(a)
............................................................. 6,300 953,064
Entegris, Inc. .......................................................................... 7,076 829,590
1,782,654
Software - 14 .8%
Intuit, Inc. ............................................................................. 1,633 706,077
Palo Alto Networks, Inc.
(a)
............................................................... 7,148 1,145,967
SPS Commerce, Inc.
(a)
................................................................. 11,000 612,370
Tyler Technologies, Inc.
(a)
............................................................... 2,375 813,152
3,277,566
Trading Companies & Distributors - 10 .0%
Ferguson Enterprises, Inc. .............................................................. 5,475 1,277,099
QXO, Inc.
(a)
........................................................................... 14,000 271,880
WESCO International, Inc. .............................................................. 2,400 656,688
2,205,667
TOTAL INVESTMENTS - 97 .2% (Cost $ 16,608,867 ) ....................................................... $ 21,498,729
Other Assets in Excess of Liabilities - 2 .8% ................................................................ 622,376
TOTAL NET ASSETS - 100% ...........................................................................
$ 22,121,105
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
Non-income producing security.